Taxes on Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes on Income (Details) [Line Items]
Carryforward losses amount (in Dollars)	$ 164,680
Israel [Member]
Taxes on Income (Details) [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%